Financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities

The following tables show the carrying amounts and fair values of financial assets and financial liabilities as of June 30, 2026 and December 31, 2025:

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of June 30, 2026		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)		4,723	4,723	4,723	-	-	-
Trade receivables	(i)	-	5,075	5,075	5,075	-	-	-
Subsidies receivables	(i)	-	7,525	7,525	7,525	-	-	-
Current financial assets	(i)	1	131,256	131,257	131,257	-	-	1
Cash and cash equivalents		35,590	-	35,590	35,590	35,590	-	-
Total financial assets		35,591	148,579	184,170	184,170	35,590	-	1

Financial liabilities
Non-current derivative instruments (EIB warrants)		12,863	-	12,863	12,863	-	-	12,863
Other non-current financial liabilities	(i)	-	53,323	53,323	53,323	-	-	-
Current financial liabilities	(i)	-	7,500	7,500	7,500	-	-	-
Trade payables	(i)	-	18,202	18,202	18,202	-	-	-
Other current liabilities	(i)	400	10,247	10,647	10,647	-	-	400
Total financial liabilities		13,263	89,271	102,534	102,534	-	-	13,263

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2025		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)	-	5,088	5,088	5,088	-	-	-
Trade receivables	(i)	-	14,398	14,398	14,398	-	-	-
Subsidies receivables	(i)	-	7,800	7,800	7,800	-	-	-
Current financial assets	(i)	234	146,897	147,130	147,130	-	-	234
Cash and cash equivalents		61,533	-	61,533	61,533	61,533	-	-
Total financial assets		61,767	174,183	235,949	235,949	61,533	-	234

Financial liabilities
Non-current derivative instruments (EIB warrants)		22,059	-	22,059	22,059	-	-	22,059
Other non-current financial liabilities		-	51,953	51,953	52,521	-	-	-
Current financial liabilities	(i)	-	10,460	10,460	10,460	-	-	-
Trade payables	(i)	-	17,277	17,277	17,277	-	-	-
Other current liabilities	(i)	168	12,174	12,342	12,342	-	-	168
Total financial liabilities		22,227	91,865	114,092	114,660	-	-	22,227

(i) As of June 30, 2026 and December 31, 2025, the carrying amount of these assets and liabilities on the statement of consolidated financial position was a reasonable approximation of their fair value.